Contingencies and restrictions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of contingent liability [Abstract]
Disclosure of detailed information about financial indicators [Text Block]	As of December 31, 2020, the above-mentioned financial indicator has the following values:
Indicator	As of December 31, 2020	As of December 31, 2019
Leverage	0.50	0.32

Disclosure of detailed information about grantor obligations [Text Block]

Grantor	Relationship	As of December 31, 2020	As of December 31, 2019
		ThUS$	ThUS$
Ferosor Agrícola S.A.	Unrelated Third party	5,626	5,372
Tattersall Agroinsumos S.A.	Unrelated Third party	2,000	2,000
Covepa SPA	Unrelated Third party	703	671
Johannes Epple Davanzo	Unrelated Third party	314	300
Hortofrutícola La Serena	Unrelated Third party	303	282
Com. Serv Johannes Epple Davanz	Unrelated Third party	408	269
Juan Luis Gaete Chesta	Unrelated Third party	190	182
Arena Fertilizantes y Semillas	Unrelated Third party	211	201
Vicente Oyarce Castro	Unrelated Third party	229	213
Bernardo Guzmán Schmidt	Unrelated Third party	130	121
Total		10,114	9,611